                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                    811-2619

Exact name of registrant as specified in charter:      Money Mart Assets, Inc.

Address of principal executive offices:                Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Name and address of agent for service:                 Jonathan Shain
                                                       Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Registrant's telephone number, including area code:    973-802-6469

Date of fiscal year end:                               December 31, 2003

Date of reporting period:                              June 30, 2003

Item 1 -- Reports to Stockholders

                             SEMIANNUAL REPORT
                             JUNE 30, 2003

MONEYMART ASSETS, INC.
(Formerly known as Prudential MoneyMart Assets, Inc.)

                             FUND TYPE
                             Money market

                             OBJECTIVE
                             Maximum current income consistent with
                             stability of capital and the maintenance of liquidity

                             This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                             The views expressed in this report and
                             information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

MoneyMart Assets, Inc.

Performance at a Glance

FUND OBJECTIVE
MoneyMart Assets, Inc. (the Fund) seeks maximum current income consistent with stability of capital and maintenance of liquidity. There can be no assurance that the Fund will achieve its investment objective.

Money Market Fund Yield Comparison

             (GRAPH)

Past performance is not indicative of future results. The graph portrays weekly 7-day current yields for MoneyMart Assets, Inc.
(Class A shares) and the iMoneyNet, Inc.
Taxable Prime Retail Average every Tuesday from
December 31, 2002 to June 24, 2003, the closest dates to the beginning and end of our reporting period. The data portrayed at the end of the reporting period in the graph may not match the data portrayed in the Fund Facts table as of June 30, 2003.

                      (800) 225-1852

Semiannual Report  June 30, 2003

Fund Facts                                      As of 6/30/03

                                7-Day        Net Asset      Weighted Avg.   Net Assets
                             Current Yield  Value (NAV)    Maturity (WAM)   (Millions)
Class A                         0.58%          $1.00           71 Days        $6,608
---------------------------------------------------------------------------------------
Class Z*                        0.70%          $1.00           71 Days        $  203
---------------------------------------------------------------------------------------
iMoneyNet, Inc.
---------------------------------------------------------------------------------------
Taxable Prime Retail Avg.**     0.48%           N/A            58 Days          N/A
---------------------------------------------------------------------------------------

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

*Class Z shares are not subject to distribution and service (12b-1) fees.
**iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Taxable Prime
Retail Average category as of June 24, 2003, the closest date to the end of our reporting period.

Weighted Average Maturity Comparison

                (GRAPH)

Past performance is not indicative of future
results. The graph portrays weekly WAMs for
MoneyMart Assets, Inc. and the iMoneyNet, Inc.
Taxable Prime Retail Average every Tuesday from
December 31, 2002 to June 24, 2003, the closest
dates to the beginning and end of our reporting
period. The data portrayed at the end of the
reporting period in the graph may not match the
data portrayed in the Fund Facts table as of
June 30, 2003.
                                          1

                                      August 15, 2003

DEAR SHAREHOLDER,
Developments in the United States and abroad encouraged a trend toward lower interest rates that drove impressive gains in bonds during the first six months of 2003. Stocks also ended the reporting period higher after recovering from a sharp sell-off early in the year. In this volatile investment environment, money market funds remained a comparatively safe haven for many investors, even though their yields declined toward record low levels.

Market conditions may remain challenging, but regardless of the future direction of stocks and bonds, it is important to remember that a wise investor plans today for tomorrow's needs.
Current market activity should have little impact on planning for your long-term investment goals. Whether you are investing for your retirement, your children's education, or some other purpose, a diversified asset allocation strategy is a disciplined approach to investing that may help you make more consistent progress toward your goals.

We recommend that you develop a personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming.
Your financial professional can help you choose the appropriate funds to implement your strategy.

I was named president of MoneyMart Assets, Inc.
in March 2003. As always, thank you for your continued confidence in our mutual funds. We look forward to serving your future investment needs.

Sincerely,

Judy A. Rice, President
MoneyMart Assets, Inc.

       MoneyMart Assets, Inc.
             Portfolio of Investments as of June 30, 2003 (Unaudited)

Principal
Amount
(000)         Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
Bank Note  1.5%
              Lasalle National Bank
 $ 100,000    1.23%, 8/5/03                                        $    100,000,000
-------------------------------------------------------------------------------------
Certificates of Deposit - Canadian  4.9%
              Toronto-Dominion Bank AU
    84,966    1.04%, 8/18/03                                             84,966,000
   200,000    1.20%, 10/7/03                                            200,000,000
    50,000    1.10%, 11/6/03                                             50,000,000
                                                                   ----------------
                                                                        334,966,000
-------------------------------------------------------------------------------------
Certificates of Deposit - Domestic  1.0%
              First Tennessee Bank NA
    70,000    1.21%, 7/22/03                                             69,998,356
-------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  3.2%
              Alliance & Leicester PLC
    95,000    0.99%, 9/17/03                                             95,014,326
              Barclays Bank PLC
    60,000    0.93%, 9/24/03                                             60,001,403
              Depfa Bank PLC
    30,000    1.225%, 9/8/03                                             30,000,000
              Deutsche Bank AG
    30,000    1.18%, 11/10/03                                            30,008,637
                                                                   ----------------
                                                                        215,024,366
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  19.5%
              Abbey National Treasury Services PLC
   100,000    1.60%, 11/25/03                                           100,000,000
              Bayerische Landesbank
   125,000    1.28%, 12/1/03                                            125,000,000
              BNP Paribas
    40,721    1.375%, 7/1/03                                             40,721,000
              Credit Agricole Indosuez
   100,000    1.15%, 8/11/03                                            100,000,000
              Credit Suisse First Boston
   300,000    1.27%, 7/7/03                                             300,000,000

    See Notes to Financial Statements                                      3

       MoneyMart Assets, Inc.
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
              Danske Bank
 $ 100,000    1.05%, 7/30/03                                       $    100,000,000
   100,000    1.32%, 10/23/03                                           100,000,000
              Dresdner Bank AG(b)
   100,000    1.30%, 7/3/03                                             100,000,000
              Landesbank Hessen-Thuringren
    50,000    1.10%, 12/8/03                                             50,000,000
    25,000    1.10%, 12/8/03                                             25,000,000
              Royal Bank Scotland
   140,000    1.20%, 7/3/03                                             140,000,000
              Societe Generale NY
   100,000    1.33%, 3/31/04                                            100,000,000
    25,000    1.16%, 4/12/04                                             24,999,019
              UBS AG
    25,000    1.245%, 3/17/04                                            24,999,109
                                                                   ----------------
                                                                      1,330,719,128
-------------------------------------------------------------------------------------
Commercial Paper  47.7%
              Barton Capital Corp.
    26,955    1.03%, 7/2/03                                              26,954,229
    41,609    1.10%, 7/21/03                                             41,583,572
              BASF AG
    42,000    1.03%, 7/30/03                                             41,965,152
              Cargill Inc.
    40,000    1.04%, 9/8/03                                              39,920,267
    42,000    1.04%, 10/6/03                                             41,882,306
              CDC Commercial Paper Corp.
    50,000    1.05%, 7/15/03                                             49,979,583
              Delaware Funding Corp.
    77,000    1.00%, 7/22/03                                             76,955,083
              Den Norske Bank
    45,000    1.205%, 9/5/03                                             44,900,588
              Edison Asset Securitization LLC
    73,430    1.20%, 7/11/03                                             73,405,523
    75,000    1.22%, 9/8/03                                              74,824,625
    82,500    1.21%, 9/10/03                                             82,303,123

    4                                      See Notes to Financial Statements

       MoneyMart Assets, Inc.
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
              Falcon Asset Securitization Corp.
 $  13,000    1.07%, 7/14/03                                       $     12,994,977
    13,000    1.08%, 7/17/03                                             12,993,760
    46,000    1.00%, 7/25/03                                             45,969,333
    15,000    0.96%, 7/29/03                                             14,988,800
              Fcar Owner Trust II
    71,000    1.22%, 9/19/03                                             70,807,511
              Fleet Funding Corp.
    85,000    1.01%, 8/18/03                                             84,885,533
              Forrestal Funding Master Trust
    75,000    1.14%, 7/10/03                                             74,978,625
              Fortis Funding LLC
   100,000    1.13%, 7/8/03                                              99,978,028
    44,517    0.93%, 7/21/03                                             44,493,999
              GE Financial Assurance Holdings, Inc.(c)
   100,000    1.00%, 7/24/03
               (cost of $99,916,667, date purchased 6/23/03)             99,936,111
    70,000    1.00%, 7/25/03
               (cost of $69,939,722, date purchased 6/23/03)             69,953,333
              Goldman Sachs Group, Inc.
    19,000    1.28%, 8/29/03                                             18,960,142
              Hamburgische Landesbank Girozentrale
    37,108    1.32%, 10/17/03                                            36,961,052
   150,000    1.28%, 11/24/03                                           149,221,334
    68,422    1.26%, 12/22/03                                            68,005,310
              HBOS Treasury Services PLC
    25,900    1.05%, 7/16/03                                             25,888,669
    51,024    1.08%, 9/9/03                                              50,916,849
              HSBC Bank USA, Inc.
    67,052    1.14%, 8/13/03                                             66,960,698
              Independence Funding LLC
    40,000    1.06%, 8/11/03                                             39,951,711
              ING America Insurance Holdings, Inc.
     7,000    1.00%, 7/8/03                                               6,998,639
    50,000    1.22%, 7/8/03                                              49,988,139
              J. P. Morgan Chase & Co.
   150,000    1.28%, 7/21/03                                            149,893,333
   100,000    1.28%, 7/22/03                                             99,925,334

    See Notes to Financial Statements                                      5

       MoneyMart Assets, Inc.
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
              KBC Financial Products International Ltd.
 $  60,000    1.235%, 7/10/03                                      $     59,981,475
              Market Street Funding Corp.
    14,000    1.09%, 7/18/03                                             13,992,794
              Morgan Stanley Dean Witter Co.
   125,000    1.04%, 7/18/03                                            124,938,611
              Nationwide Building Society
    26,000    1.15%, 9/8/03                                              25,942,692
    40,000    1.09%, 9/10/03                                             39,914,011
              Nordea North America, Inc.
    60,000    1.05%, 7/14/03                                             59,977,250
              Nordeutsche Landesbank Luxembourg
   150,000    1.03%, 9/12/03                                            149,686,708
              Nyala Funding LLC
    65,000    1.02%, 8/15/03                                             64,917,125
              PB Finance Delaware, Inc.
    79,000    1.24%, 7/21/03                                             78,945,578
              Preferred Receivables Funding Corp.
    50,000    0.97%, 7/15/03                                             49,981,139
    25,790    0.96%, 7/23/03                                             25,774,870
    24,752    0.96%, 7/25/03                                             24,736,159
              Prudential PLC
   100,000    1.25%, 7/2/03                                              99,996,528
              Santander Central Hispano Finance
    50,000    1.03%, 9/12/03                                             49,895,569
              Schlumberger Technology Corp.
    28,461    1.21%, 9/2/03                                              28,400,734
              Sheffield Receivables Corp.
    40,000    1.08%, 7/15/03                                             39,983,200
    25,000    1.05%, 8/11/03                                             24,970,104
              Sony Global Treasury Services
     8,751    1.23%, 8/21/03                                              8,735,751
    10,360    1.23%, 8/26/03                                             10,340,178
              Spintab-Swedmortgage AB
    18,900    1.24%, 8/4/03                                              18,877,866
    50,000    1.05%, 8/21/03                                             49,925,625
              Stadshypotek Delaware, Inc.
    25,000    1.24%, 7/21/03                                             24,982,778

    6                                      See Notes to Financial Statements

       MoneyMart Assets, Inc.
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
              Swedbank, Inc.
 $  32,000    1.19%, 8/4/03                                        $     31,964,036
    26,000    1.13%, 8/13/03                                             25,964,907
    39,000    1.20%, 9/2/03                                              38,918,100
              Triple A One Funding Corp.
    20,614    1.00%, 7/11/03                                             20,608,274
              Variable Funding Capital Corp.
    20,000    1.02%, 7/15/03                                             19,992,067
              Volkswagon Of America Inc.
    47,012    1.00%, 7/7/03                                              47,004,165
                                                                   ----------------
                                                                      3,249,673,565
-------------------------------------------------------------------------------------
Other Corporate Obligations  15.4%
              American Express Credit Corp.(b)
    45,000    1.34875%, 7/7/03                                           45,000,000
              General Electric Capital Assurance Co.(b)(c)
    49,000    1.1375%, 7/22/03
               (cost of $49,000,000, date purchased 7/22/02)             49,000,000
              General Electric Capital Corp.(b)
   100,000    1.32%, 7/9/03                                             100,000,000
    19,000    1.17%, 7/17/03                                             19,000,000
              Goldman Sachs Group, Inc.
   287,000    1.26875%, 9/15/03                                         287,000,000
              Merrill Lynch & Co., Inc.(b)
   172,000    1.3125%, 7/11/03                                          172,000,000
              Metropolitan Life Insurance Co.(b)(c)
    53,000    1.3875%, 7/3/03
               (cost of $28,000,000, date purchased 10/18/02)            53,000,000
    23,000    1.37%, 8/7/03
               (cost of $23,000,000, date purchased 2/5/03)              23,000,000
    28,000    1.13%, 9/24/03
               (cost of $28,000,000, date purchased 10/18/02)            28,000,000
              Morgan Stanley Dean Witter Co.(b)
   143,000    1.28%, 7/15/03                                            143,000,000
              Nyala Funding LLC
    19,000    1.28%, 8/18/03                                             18,967,573

    See Notes to Financial Statements                                      7

       MoneyMart Assets, Inc.
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
              Pacific Life Insurance(b)(c)
 $  19,000    1.32%, 9/11/03
               (cost of $19,000,000, date purchased 9/3/02)        $     19,000,000
              Travelers Insurance Co.(b)(c)
    34,000    1.3575%, 7/8/03
               (cost of $34,000,000, date purchased 6/25/02)             34,000,000
    34,000    1.19%, 10/7/03
               (cost of $34,000,000, date purchased 6/30/03)             34,000,000
              United of Omaha Life Insurance(b)(c)
    20,000    1.45%, 9/5/03
               (cost of $20,000,000, date purchased 12/2/02)             20,000,000
                                                                   ----------------
                                                                      1,044,967,573
-------------------------------------------------------------------------------------
U.S. Government Agency Obligation  5.9%
              Federal Home Loan Bank
    66,145    3.75%, 4/15/04                                             67,437,022
    50,000    1.42%, 4/21/04                                             50,000,000
   100,000    1.40%, 6/2/04                                             100,000,000
   125,000    1.23%, 7/6/04                                             125,000,000
              Federal National Mortgage Assoc.
    43,185    3.625%, 4/15/04                                            43,986,379
    15,000    3.00%, 6/15/04                                             15,253,708
                                                                   ----------------
                                                                        401,677,109
                                                                   ----------------
              Total Investments  99.1%
               (amortized cost $6,747,026,097)(a)                     6,747,026,097
              Other assets in excess of liabilities  0.9%                64,230,237
                                                                   ----------------
              Net Assets  100%                                     $  6,811,256,334
                                                                   ----------------
                                                                   ----------------

    8                                      See Notes to Financial Statements

       MoneyMart Assets, Inc.
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

AB--Antiebolag (Swedish Company).
AG--Aktiengesellschaft (Austrian, German or Swiss Corporation).
AU--Australian Company.
LLC--Limited Liability Company.
NA--North America.
PLC--Public Limited Company.
(a) Federal income tax basis for portfolio securities is the same as for financial reporting purposes.
(b) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c) Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $404,856,389 and is approximately 5.9% of net assets.
    See Notes to Financial Statements                                      9

       MoneyMart Assets, Inc.
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2003 was as follows:

Commercial Banks..................................................   47.8%
Asset Backed Securities...........................................   13.6
Security Brokers & Dealers........................................   11.0
Life Insurance....................................................    7.8
Federal Credit Agencies...........................................    5.9
Bank Holding Commercial Paper US..................................    3.7
Short-Term Business Credit........................................    2.5
Finance Services..................................................    2.1
Grain Mills Products..............................................    1.2
Mortgage Bankers..................................................    1.0
Fire, Marine, Casualty Insurance..................................    0.8
Motor Vehicle Parts...............................................    0.7
Chemicals & Allied Products.......................................    0.6
Oil & Gas Field Service...........................................    0.4
Other assets in excess of liabilities.............................    0.9
                                                                    -----
                                                                    100.0%
                                                                    -----
                                                                    -----
    10                                     See Notes to Financial Statements

       MoneyMart Assets, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                              June 30, 2003
-------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                           $ 6,747,026,097
Cash                                                                    203,645
Receivable for Fund shares sold                                     188,093,844
Interest receivable                                                   6,459,856
Deferred expenses                                                       102,897
                                                              -----------------
      Total assets                                                6,941,886,339
                                                              -----------------
LIABILITIES
Payable for Fund shares reacquired                                   90,152,976
Payable for investments purchased                                    34,000,000
Accrued expenses                                                      3,332,340
Management fee payable                                                1,701,783
Dividends payable                                                       757,824
Distribution fee payable                                                685,082
                                                              -----------------
      Total liabilities                                             130,630,005
                                                              -----------------
NET ASSETS                                                      $ 6,811,256,334
                                                              -----------------
                                                              -----------------
Net assets were comprised of:
   Common stock, at par ($.001 par value; 15 billion shares
      authorized for issuance)                                  $      6,811,25
   Paid-in capital in excess of par                               6,804,445,078
                                                              -----------------
Net assets, June 30, 2003                                       $ 6,811,256,334
                                                              -----------------
                                                              -----------------
Class A:
   Net asset value, offering price and redemption price per
      share
      ($6,607,859,201 / 6,607,859,201 shares of common
      stock issued and outstanding)                                       $1.00
                                                              -----------------
                                                              -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share
      ($203,397,133 / 203,397,133 shares of common stock
      issued and outstanding)                                             $1.00
                                                              -----------------
                                                              -----------------

    See Notes to Financial Statements                                     11

       MoneyMart Assets, Inc.
             Statement of Operations (Unaudited)
                                                                   Six Months
                                                                      Ended
                                                                  June 30, 2003
-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                       $  47,031,964
                                                              -----------------
Expenses
   Management fee                                                    10,599,596
   Distribution fee--Class A                                          4,272,101
   Transfer agent's fees and expenses                                 6,121,000
   Reports to shareholders                                              241,000
   Insurance                                                            224,000
   Custodian's fees and expenses                                        201,000
   Registration fees                                                    105,000
   Legal fees and expenses                                               28,000
   Director's fees and expenses                                          23,000
   Audit fees                                                            19,000
   Miscellaneous                                                          5,112
                                                              -----------------
      Total expenses                                                 21,838,809
                                                              -----------------
Net investment income                                                25,193,155
                                                              -----------------
NET REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                             49,957
                                                              -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  25,243,112
                                                              -----------------
                                                              -----------------

    12                                     See Notes to Financial Statements

       MoneyMart Assets, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months              Year
                                                   Ended                Ended
                                               June 30, 2003      December 31, 2002
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                     $     25,193,155     $     97,338,104
   Net realized gain on investment
      transactions                                     49,957                6,719
                                             -----------------    -----------------
   Net increase in net assets resulting
      from operations                              25,243,112           97,344,823
                                             -----------------    -----------------
Dividends and distributions to
   shareholders
   (Note 1)
      Class A                                     (24,412,914)         (93,026,987)
      Class Z                                        (830,198)          (4,317,836)
                                             -----------------    -----------------
                                                  (25,243,112)         (97,344,823)
                                             -----------------    -----------------
Fund share transactions (Note 4)
   (at $1.00 per share)
   Proceeds from shares sold                   12,962,614,363       24,452,898,431
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                  22,875,395           94,275,800
   Cost of shares reacquired                  (13,305,045,690)     (24,129,854,631)
                                             -----------------    -----------------
   Net increase (decrease) in net assets
      from Fund share transactions               (319,555,932)         417,319,600
                                             -----------------    -----------------
Total increase (decrease)                        (319,555,932)         417,319,600
NET ASSETS
Beginning of period                             7,130,812,266        6,713,492,666
                                             -----------------    -----------------
End of period                                $  6,811,256,334     $  7,130,812,266
                                             -----------------    -----------------
                                             -----------------    -----------------

    See Notes to Financial Statements                                     13

       MoneyMart Assets, Inc.
             Notes to Financial Statements

      MoneyMart Assets, Inc. (the 'Fund'), formerly known as the Prudential MoneyMart Assets Fund, Inc. is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund invests primarily in a portfolio of money market instruments maturing in thirteen months or less whose ratings are within the two highest rating categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Securities Transactions and Net Investment Income:    Security
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Fund declares daily dividends from net
investment income and net realized short-term capital gains or losses. Payment of
    14

       MoneyMart Assets, Inc.
             Notes to Financial Statements Cont'd.

dividends are made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI' or 'Manager'). Pursuant to a subadvisory agreement between PI and Prudential Investment Management, Inc. ('PIM' or 'Subadvisor'). PIM furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, PIM, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund's average daily net assets up to $50 million and .30 of 1% of the Fund's average daily net assets in excess of $50 million.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A and Z shares of the Fund. The Fund reimburses the distributor for distributing and servicing the Fund's Class A shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the average daily net assets of the Class A shares. The Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended June 30, 2003 the Fund incurred fees of approximately $6,044,000 for the services of PMFS. As of June 30, 2003, approximately $997,000 of transfer agency fees were due to PFMS.

Note 4. Capital
The Fund offers Class A and Class Z shares. Class Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors.
                                                                          15

       MoneyMart Assets, Inc.
             Notes to Financial Statements Cont'd.

      There are 15 billion authorized shares of $.001 par value common stock divided into two classes, which consist of 13 billion Class A and 2 billion Class Z shares.

      Transactions in shares of common stock (at $1 net asset value per share) were as follows:

                                                    Six Months              Year
                                                       Ended                Ended
                                                   June 30, 2003      December 31, 2002
                                                 -----------------    -----------------
Class A
----------------------------------------------
Shares sold                                       $ 12,911,340,342     $ 23,911,022,067
Shares issued in reinvestment of dividends and
  distributions                                         22,067,115           89,950,769
Shares reacquired                                  (13,255,777,456)     (23,511,503,799)
                                                 -----------------    -----------------
Net increase (decrease) in shares outstanding     $   (322,369,999)    $    489,469,037
                                                 -----------------    -----------------
                                                 -----------------    -----------------
Class Z
----------------------------------------------
Shares sold                                       $     51,274,021     $    541,876,364
Shares issued in reinvestment of dividends and
  distributions                                            808,280            4,325,031
Shares reacquired                                      (49,268,234)        (618,350,832)
                                                 -----------------    -----------------
Net increase (decrease) in shares outstanding     $      2,814,067     $    (72,149,437)
                                                 -----------------    -----------------
                                                 -----------------    -----------------

                                                        SEMIANNUAL REPORT
                                                        JUNE 30, 2003
            MONEYMART ASSETS, INC.
-------------------------------------------------------------------------------
                                                        FINANCIAL HIGHLIGHTS

       MoneyMart Assets, Inc.
             Financial Highlights (Unaudited)

                                                                     Class A
                                                                -----------------
                                                                Six Months Ended
                                                                  June 30, 2003
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                               $     1.000
Net investment income and net realized gains                              .004
Dividends and distributions to shareholders                              (.004)
                                                                -----------------
Net asset value, end of period                                     $     1.000
                                                                -----------------
                                                                -----------------
TOTAL RETURN(a)                                                           0.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                    $ 6,607,859
Average net assets (000)                                           $ 6,892,009
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                 .62%(b)
   Expenses, excluding distribution and service (12b-1)
      fees                                                                 .50%(b)
   Net investment income                                                   .71%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b) Annualized.
    18                                     See Notes to Financial Statements

       MoneyMart Assets, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                              Class A
----------------------------------------------------------------------------------------------------
                                      Year Ended December 31,
----------------------------------------------------------------------------------------------------
      2002                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------
   $    1.000           $    1.000           $    1.000           $    1.000           $    1.000
         .013                 .037                 .058                 .046                 .050
        (.013)               (.037)               (.058)               (.046)               (.050)
----------------     ----------------     ----------------     ----------------     ----------------
   $    1.000           $    1.000           $    1.000           $    1.000           $    1.000
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
         1.35%                3.85%                5.94%                4.69%                5.06%
   $6,930,229           $6,440,760           $6,529,282           $6,393,586           $6,152,044
   $6,947,463           $6,846,656           $6,538,256           $6,292,031           $6,810,377
          .61%                 .65%                 .67%                 .68%                 .69%
          .48%                 .52%                 .54%                 .55%                 .57%
         1.34%                3.76%                5.81%                4.60%                4.95%

    See Notes to Financial Statements                                     19

       MoneyMart Assets, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  1.000
Net investment income and net realized gains                              .004
Dividends and distributions to shareholders                              (.004)
                                                                  ----------------
Net asset value, end of period                                        $  1.000
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                           0.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $203,397
Average net assets (000)                                              $199,617
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               .50%(b)
   Expenses, excluding distribution and service (12b-1) fees               .50%(b)
   Net investment income                                                   .84%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b) Annualized.
    20                                     See Notes to Financial Statements

       MoneyMart Assets, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                              Class Z
----------------------------------------------------------------------------------------------------
                                      Year Ended December 31,
----------------------------------------------------------------------------------------------------
      2002                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------
    $  1.000             $  1.000             $  1.000             $  1.000             $  1.000
        .015                 .039                 .059                 .047                 .051
       (.015)               (.039)               (.059)               (.047)               (.051)
----------------     ----------------     ----------------     ----------------     ----------------
    $  1.000             $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        1.48%                3.98%                6.07%                4.82%                5.19%
    $200,583             $272,733             $253,173             $259,529             $212,280
    $291,473             $283,850             $267,611             $227,112             $194,669
         .48%                 .52%                 .54%                 .55%                 .57%
         .48%                 .52%                 .54%                 .55%                 .57%
        1.48%                3.84%                5.95%                4.74%                5.07%

    See Notes to Financial Statements                                     21

                                                  (800) 225-1852

--------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------

MoneyMart Assets, Inc.
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
David E.A. Carson
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
Stephen P. Munn
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Stephen D. Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Chief Legal
   Officer and Assistant Secretary
Jonathan D. Shain, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Gateway Center Two
100 Mulberry Street
Newark, NJ 07102

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004-2498

Fund Symbols    Nasdaq      CUSIP
Class A         PBMXX       60936A308
Class Z         PMZXX       60936A407

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2003, were not audited and, accordingly, no auditor's opinion is expressed on them.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL

GOVERNMENT AGENCY

MAY LOSE VALUE

ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
ANY BANK AFFILIATE

Fund Symbols    Nasdaq        CUSIP
Class A         PBMXX       60936A308
Class Z         PMZXX       60936A407

MF108E2         IFS-A083137

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

          (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

          (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

          (a)  Code of Ethics -- Not required in this filing

          (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act -- Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Money Mart Assets, Inc.

By: /s/ Jonathan D. Shain
    ----------------------------------------------------------
    Jonathan D. Shain
    Secretary

Date: August 26, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Judy A. Rice
    ----------------------------------------------------------
    Judy A. Rice
    President and Principal Executive Officer

Date: August 26, 2003

By: /s/ Grace C. Torres
    ----------------------------------------------------------
    Grace C. Torres
    Treasurer and Principal Financial Officer

Date: August 26, 2003